Pension and other post-employment benefits (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Non-service costs
Non-service costs	$ 3,975	$ 5,306	$ 7,413	$ 10,267
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,969	3,166	6,053	6,093
Non-service costs
Interest cost	8,061	7,906	16,494	16,299
Expected return on plan assets	(8,603)	(7,947)	(17,300)	(16,263)
Amortization of net actuarial gains	(321)	(71)	(712)	(195)
Amortization of prior service credits	(359)	(373)	(719)	(746)
Impact of regulatory accounts	4,384	4,588	8,755	8,683
Non-service costs	3,162	4,103	6,518	7,778
Net benefit cost	6,131	7,269	12,571	13,871
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	780	902	1,560	1,891
Non-service costs
Interest cost	2,674	2,891	5,327	6,329
Expected return on plan assets	(2,644)	(2,331)	(5,288)	(5,077)
Amortization of net actuarial gains	(867)	(561)	(2,466)	(1,122)
Amortization of prior service credits	(213)	(213)	(426)	(426)
Impact of regulatory accounts	1,863	1,417	3,748	2,785
Non-service costs	813	1,203	895	2,489
Net benefit cost	$ 1,593	$ 2,105	$ 2,455	$ 4,380